Discontinued Operations - Schedule of Income (Loss) from Discontinued Operations (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 62,692,901	$ 66,827,070	$ 55,212,779
Cost of goods sold	(57,999,265)	(56,854,674)	(48,384,573)
Gross profit (loss)	4,693,636	9,972,396	6,828,206
Selling, general and administrative expenses	(13,148,067)	(12,383,973)	(7,026,786)
Operating profit (loss)	(8,454,431)	(2,411,577)	(169,991)
Interest expense, net	685,138	1,504,166	95,477
Other income (expense), net	436,304	1,571,579	(76,501)
Income tax expenses	255,927	841,900	(1,228,625)
Income (Loss) from discontinued operations, net of tax	(5,547,024)	(2,589,063)	1,595,997
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	2,922,127	14,256,314	68,325,333
Cost of goods sold	(4,323,267)	(13,962,646)	(55,010,909)
Gross profit (loss)	(1,401,140)	293,668	13,314,424
Selling, general and administrative expenses	(2,185,399)	(3,870,995)	(10,489,783)
Operating profit (loss)	(3,586,539)	(3,577,327)	2,824,641
Interest expense, net			(2,402)
Other income (expense), net	(1,960,485)	988,264	(1,200,979)
Income tax expenses			(25,263)
Income (Loss) from discontinued operations, net of tax	$ (5,547,024)	$ (2,589,063)	$ 1,595,997